WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.1%
Alabama - 7.3%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$526,042	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,303,212
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,972,652
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,699,871
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,735,176
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	3,990,000	5,835,468

Total Alabama				35,072,421

Alaska - 0.1%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	719,301	(a)

Arizona - 3.6%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	847,716	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,539,369	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,712,118	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	963,176	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,614,638	(b)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,315,969	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,518,883	(b)

Total Arizona				17,511,869

California - 11.1%
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,597,108	(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	$1,500,000	$1,612,966
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,208,906	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,503,961	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,948,523	(a)(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	664,052
KIPP LA Project, Series A	5.125%	7/1/44	750,000	825,904
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,960,000	3,093,796	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,324,974	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,000,000	2,072,453
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,340,878
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	2,250,000	2,579,834
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	22,125,223
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,894,398
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	866,581

Total California				53,659,557

Colorado - 4.4%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,075,923

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	$500,000	$523,213
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	791,514
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,318,374
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,410,776
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	573,742
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	2,905,000	3,031,247
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,300,034
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	533,905
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,052,321
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	6,901,111
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	890,361
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	555,172
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,322,517

Total Colorado				21,280,210

Connecticut - 0.3%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,232,626

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,288,934
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,343,271

Total District of Columbia				3,632,205

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 3.5%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	$3,750,000	$4,249,194	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,689,710	(a)
Florida State Development Finance Corp.,
Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,157,389
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,146,922
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,365,708	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,115,514	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,444,628	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	862,221
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	1,600,000	1,716,339
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	1,063,596
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	3	*(c)

Total Florida				16,811,224

Georgia - 0.7%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	500,000	622,809
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,418,681
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,498,386

Total Georgia				3,539,876

Illinois - 13.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,170,950
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,500,000	3,072,262
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	118,435

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Dedicated, Series H	5.000%	12/1/46	$750,000	$864,426
Series D	5.000%	12/1/46	750,000	878,177
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,241,084
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,921,896
Series A, Refunding	5.000%	1/1/28	1,500,000	1,824,497
Series A, Refunding	6.000%	1/1/38	1,250,000	1,516,946
Series C, Refunding	5.000%	1/1/25	1,000,000	1,141,709
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,130,318
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,174,171	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,171,534	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,758,570
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	339,810
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,906	(a)
Illinois State Finance Authority Revenue, Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,462,799
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	945,460
Illinois State, GO:
Series 2006	5.500%	1/1/30	750,000	979,477
Series 2016	5.000%	1/1/41	5,020,000	5,647,236
Series 2016, Refunding	5.000%	2/1/26	900,000	1,067,247
Series A	5.000%	3/1/37	1,500,000	1,887,355
Series A	5.000%	3/1/46	1,000,000	1,229,401
Series A, Refunding	5.000%	10/1/29	2,900,000	3,573,186
Series A, Refunding	5.000%	10/1/30	1,475,000	1,806,488
Series B, Refunding	5.000%	9/1/27	1,600,000	1,955,373
Series D	5.000%	11/1/27	1,000,000	1,212,969

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$1,150,000	$1,354,913
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	3,088,230
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	902,219
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	4,021,885
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,593,470

Total Illinois				64,306,399

Indiana - 0.4%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	500,000	575,068
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,125,453	(a)

Total Indiana				1,700,521

Iowa - 0.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	265,000	270,343
Iowa Tobacco Settlement Authority Revenue:
Series A-2, Refunding	4.000%	6/1/49	500,000	571,211
Series B-1, Refunding	4.000%	6/1/49	750,000	861,158

Total Iowa				1,702,712

Kentucky - 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,310,755	(d)(e)

Louisiana - 1.0%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,176,156
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,128,155
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	561,306

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$750,000	$778,992	(d)(e)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,000,000	1,047,330	(d)(e)

Total Louisiana				4,691,939

Maryland - 2.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	1,122,403
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	345,759	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,145,042	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	571,054
Frederick Health System, Refunding	4.000%	7/1/50	725,000	820,361
Mercy Medical Center, Refunding	6.250%	7/1/31	9,000,000	9,086,124

Total Maryland				13,090,743

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,236,415
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,230,160
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	604,716
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,396,056

Total Massachusetts				4,467,347

Michigan - 1.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	844,808
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	3,009,450	(e)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,165,000	1,214,696	(b)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	423,828	(b)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,418,695
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	250,000	284,951

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$250,000	$299,859
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	1,029,058	(a)

Total Michigan				8,525,345

Minnesota - 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	4,254,478	(a)

Missouri - 1.2%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,624,702
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,237,090

Total Missouri				5,861,792

Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	4,539,414

Nevada - 0.8%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,444,194	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,217,310	(b)

Total Nevada				3,661,504

New Jersey - 9.4%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,535,000	1,610,038	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,150,877
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,086,013
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.660%	3/1/28	17,500,000	17,781,836	(e)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	$400,000	$468,420	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	360,514
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,944,636	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	2,011,840
Transportation Program, Series AA	5.250%	6/15/43	500,000	615,110
Transportation Program, Series AA	4.000%	6/15/45	2,500,000	2,852,679
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,452,892
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	218,984
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,954,957
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,297,099
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	500,000	604,867

Total New Jersey				45,410,762

New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	826,991
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	601,070
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	601,935

Total New Mexico				2,029,996

New York - 4.8%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A	5.000%	10/1/50	2,250,000	2,762,418
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	250,000	290,280
Green Bonds, Series A-2	5.000%	5/15/30	1,000,000	1,290,821	(d)(e)
Green Bonds, Series D-1	5.000%	11/15/43	500,000	624,438

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Green Bonds, Series D-3	4.000%	11/15/49	$500,000	$569,143
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,318,055
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	571,337
Series B, Refunding	5.000%	11/15/37	500,000	591,961
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	641,998	64,200
New York City, NY, GO, Series F-1	4.000%	3/1/47	2,000,000	2,340,562
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	853,441
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,750,000	1,990,384
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	2,344,089	(a)
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	1,300,000	1,526,118
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,241,276	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	225,366	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,131,955	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	2,000,000	2,267,389	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,173,185

Total New York				23,176,418

North Carolina - 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,824,611

Ohio - 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	700,000	791,445

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$1,300,000	$1,461,431
Indian Creek, OH, Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,793,919
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,102,590	(a)(d)(e)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,864,002	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	5,114,198

Total Ohio				13,127,585

Oklahoma - 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	572,302	0	*(c)(f)(g)(h)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	554,481
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,096,002

Total Oklahoma				1,650,483

Oregon - 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,366,943
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	637,941

Total Oregon				2,004,884

Pennsylvania - 2.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,175,790
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,316,847
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	677,571
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	2,020,142
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	2,000,000	2,539,123

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Series 2020, Refunding	5.000%	6/15/50	$1,200,000	$1,382,693
Discovery Charter School Project	6.250%	4/1/42	635,000	653,509
Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	750,000	955,611

Total Pennsylvania				11,721,286

Puerto Rico - 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,500,000	2,645,900
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	1,250,000	1,009,375	*(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,350,000	1,252,125	*(c)
Series A	5.050%	7/1/42	215,000	199,413	*(c)
Series XX	5.250%	7/1/40	2,130,000	1,980,900	*(c)
Series ZZ, Refunding	5.250%	7/1/18	350,000	319,375	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	678,090
CAB, Restructured, Series A-1	0.000%	7/1/46	590,000	187,203
CAB, Restructured, Series A-1	0.000%	7/1/51	5,600,000	1,287,925
Restructured, Series A-1	4.550%	7/1/40	130,000	144,277
Restructured, Series A-1	5.000%	7/1/58	3,400,000	3,838,804
Restructured, Series A-2	4.329%	7/1/40	720,000	788,821
Restructured, Series A-2A	4.550%	7/1/40	4,290,000	4,761,145

Total Puerto Rico				19,093,353

Rhode Island - 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(c)

Tennessee - 0.5%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	750,000	932,731
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,424,080	(d)(e)

Total Tennessee				2,356,811

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 9.1%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	$1,600,000	$1,936,097
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,539,996	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,989,820
CAB	0.000%	1/1/38	2,000,000	1,329,860
CAB	0.000%	1/1/40	2,200,000	1,371,579
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,048,497	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,602,747	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,076,869	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	8,306,165	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	130,814	(a)
Series 2017	5.000%	11/1/36	110,000	130,291	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	500,000	519,291
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	672,028
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	475,922
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	549,269

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	$1,000,000	$1,185,473
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,400,868
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	4,940,000	5,804,926
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	500,000	579,402
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,690,098	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	345,000	312,947
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	277,008	*(b)(c)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	75,272	*(c)

Total Texas				44,005,239

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	2,100,000	2,117,106
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,511,453

Total U.S. Virgin Islands				6,628,559

Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	421,940
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	745,619

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	$750,000	$854,414
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	579,576
Series A	5.375%	10/15/40	1,150,000	1,397,389

Total Utah				3,998,938

Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	1,000,000	1,160,362
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	609,097

Total Virginia				1,769,459

Washington - 0.6%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,199,206	(d)(e)
Seattle Cancer Care Alliance	5.000%	12/1/31	270,000	358,962
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,000,000	1,265,335

Total Washington				2,823,503

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	966,132	(d)(e)

Wisconsin - 1.7%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	750,000	866,269	(b)
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	300,000	357,323
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,342,446	(b)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	782,921
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,896,625

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	$200,000	$235,786
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,174,297
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	594,134

Total Wisconsin				8,249,801

TOTAL MUNICIPAL BONDS (Cost - $416,873,405)				463,586,458

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $5,612,334)	4.000%	3/15/41	4,755,000	5,571,566

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $422,485,739)				469,158,024

SHORT-TERM INVESTMENTS - 2.3%
MUNICIPAL BONDS - 2.3%
Florida - 1.1%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A	0.070%	2/1/38	3,600,000	3,600,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.090%	5/1/24	1,500,000	1,500,000	(a)(k)(l)

Total Florida				5,100,000

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.020%	10/1/42	600,000	600,000	(k)(l)

Mississippi - 0.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series G	0.030%	11/1/35	2,200,000	2,200,000	(k)(l)

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.4%
New Jersey State Health Care Facilities Financing Authority Revenue:
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.050%	7/1/33	$1,700,000	$1,700,000	(k)(l)
Series D, LOC - TD Bank N.A.	0.030%	7/1/43	400,000	400,000	(k)(l)

Total New Jersey				2,100,000

New York - 0.2%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	0.060%	11/1/32	200,000	200,000	(k)(l)
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.040%	3/1/48	100,000	100,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured, Series A, Refunding, SPA - TD Bank N.A.	0.040%	11/1/29	500,000	500,000	(k)(l)
New York State HFA Revenue, 455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.060%	5/1/41	100,000	100,000	(a)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.040%	1/1/32	300,000	300,000	(k)(l)

Total New York				1,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,200,000)				11,200,000

TOTAL INVESTMENTS - 99.6% (Cost - $433,685,739)				480,358,024
TOB Floating Rate Notes - (0.7)%				(3,565,000)
Other Assets in Excess of Other Liabilities - 1.1%				5,533,089

TOTAL NET ASSETS - 100.0%				$482,326,113

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	17

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of April 30, 2021.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of April 30, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

18	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

20

Notes to Schedule of Investments (unaudited) (continued)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Municipal Bonds†	—	$463,586,458	$0	*	$463,586,458	*
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,571,566	—		5,571,566

Total Long-Term Investments	—	469,158,024	0	*	469,158,024

Short-Term Investments†	—	11,200,000	—		11,200,000

Total Investments	—	$480,358,024	$0	*	$480,358,024

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

22